Employee Costs - Summary of Compensation of the Directors and Senior Management (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employees Benefit [abstract]
Wages and salaries	£ 23	£ 28	£ 29
Social security costs	4	4	3
Pension and other post-employment costs	3	3	3
Cost of share-based incentive plans	25	27	20
Key management personnel compensation	£ 55	£ 62	£ 55